3. NOTES RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
NOTES RECEIVABLE

Notes receivable at June 30, 2015 and December 31, 2014 are comprised of the following:

	June 30, 2015	December 31, 2014

Dixie Botanicals note and accrued interest	$183,651	$335,173
MediJane Holdings note and accrued interest	1,260,822	1,200,000
	1,444,473	1,535,173

Less current portion	1,444,473	1,508,468
Long-term portion	$–	$26,705

The Dixie Botanicals note relates to an accounts receivable balance that was due on December 31, 2013. On January 10, 2014, Medical Marijuana, Inc. (“MJNA”) agreed to assume $725,000 of the accounts receivable and wrote-off $11,496. MJNA paid the Company $125,000 on January 17, 2014 towards this balance. The remaining $600,000 is subject to a promissory note between the parties, whereby MJNA will make monthly payments including interest at 7% per annum over a two year period. The note is secured by MJNA’s ownership share of the Company, owned indirectly by MJNA through MJNA’s subsidiary PhytoSPHERE Systems, LLC, valued at two times the principal amount of the note as collateral.

The MediJane Holdings (“MJMD”) note relates to the sale of Company products in exchange for a convertible promissory note in the amount of $1,200,000. The full amount of $1,200,000 was due on June 23, 2015 along with accrued interest at 10%. The Company is in discussions with MJMD regarding a repayment of this note in connection with a refinancing of MJMD with parties unrelated to us. The Company has the option to convert the full amount of the note, along with accrued interest into shares of common stock of MJMD.

Notes receivable at December 31, 2014 and 2013 are comprised of the following:

	2014	2013

Dixie Botanicals note	$335,173	$–
MediJane Holdings note	1,200,000	–
	1,535,173	–

Less current portion	1,508,468	–
Long-term portion	$26,705	$–

The Dixie Botanicals note relates to an accounts receivable balance that was due on December 31, 2013. On January 10, 2014, Medical Marijuana, Inc. (“MJNA”) agreed to assume $725,000 of the accounts receivable and wrote-off $11,496. MJNA paid the Company $125,000 on January 17, 2014 towards this balance. The remaining $600,000 is subject to a promissory note between the parties, whereby MJNA will make monthly payments including interest at 7% per annum over a two year period. The note is secured by MJNA’s ownership share of the Company, through MJNA’s subsidiary PhytoSPHERE Systems, LLC at two times the principal amount of the note as collateral.

The MediJane Holdings (“MJMD”) note relates to the sale of Company products in exchange for a convertible promissory note in the amount of $1,200,000. The full amount of $1,200,000 is due on June 23, 2015 along with accrued interest at 10%. The Company has the option to convert the full amount of the note, along with accrued interest into shares, of common stock of MJMD.